Related Parties - Notes Debt Balances and Associated Finance Cost from Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Interest expense	$ 0	$ 1,693	$ 9,703
Related Party
Related Party Transaction [Line Items]
Amounts owed to related parties	0	0	13,028
Interest expense	$ 0	$ 554	$ 620